Accrued Expenses and Other Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Guangzhou 3E Network [Member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Disposal amounted	$ 529,244	$ 516,645
Guangzhou Sanyi Network [Member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Disposal amounted	$ 1,630,734